Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable [Abstract]
Schedule of composition of accounts payable
	December 31,
	2022	2021
	U.S. dollars in thousands

Trade payables	2	2
Accrued expenses	185	229

	187	231

Schedule of carrying amount of other accounts payable
	December 31,
	2022	2021
	U.S. dollars in thousands

U.S. dollars	137	180
NIS (not linked to the Israeli CPI)	50	51

	187	231